Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning of financial year	$ 2,381,465
End of financial year	2,977,311	$ 2,381,465
Amortization	1,118,678	853,030
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	4,349,839	2,961,256
Additions - internal development	1,714,524	1,388,583
End of financial year	6,064,363	4,349,839
Accumulated Amortisation [Member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	1,968,374	1,115,344
End of financial year	3,087,052	1,968,374
Amortization	$ 1,118,678	$ 853,030